Trade receivables (Details 3) $ in Millions	Dec. 31, 2024 ARS ($)
5% Increase In Uncollectiibility Rate Estimate [Member]
IfrsStatementLineItems [Line Items]
Allowance	$ 11,933
Variation	568
5% Decrease In Uncollectiibility Rate Estimate [Member]
IfrsStatementLineItems [Line Items]
Allowance	10,796
Variation	$ (569)